SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended			3 Months Ended		12 Months Ended
	Aug. 09, 2025	Jun. 16, 2025	Jun. 11, 2025	May 27, 2025	Mar. 01, 2025	Aug. 31, 2025	Jul. 15, 2025	Jun. 30, 2025	May 31, 2025	May 31, 2024	Feb. 28, 2025	Feb. 29, 2024	Jun. 05, 2025
Subsequent Event [Line Items]
Issuance of shares, net of issuance costs, shares									2,691,294
Gross proceeds									$ 2,839,777	$ 2,682,592	$ 12,702,010	$ 10,825,895
Issuance cost of shares									121,746	116,046	701,565	457,060
Issuance of shares, net of $701,565 issuance costs									2,691,294	$ 2,682,593	13,120,679	10,825,895
Loans to be repaid in full settlement									31,538,346		32,801,345	32,796,345
Debt amount									31,538,346		32,801,346
Debt instrument, periodic payment, accrued interest									$ 76,532		$ 76,532	$ 76,532
Forecast [Member]
Subsequent Event [Line Items]
Debt repaid	$ 220,000
Gain on settlement of debt						$ 4,370,185
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt repaid								$ 150,000
Loans to be repaid in full settlement													$ 420,000
Debt amount													$ 4,790,185
Subsequent Event [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Issuance of shares, net of issuance costs, shares					1,400,000,000		800,000,000
Gross proceeds					$ 2,231,505		$ 736,000
Issuance cost of shares					96,435		40,611
Issuance of shares, net of $701,565 issuance costs							$ 695,389
Cash proceeds					$ 2,135,070
Subsequent Event [Member] | Exchange Agreements [Member]
Subsequent Event [Line Items]
Issuance of shares, net of issuance costs, shares					435,000,000
Debt exchanged for common stock, shares							500,000,000
Debt repaid							$ 575,000
Debt instrument, periodic payment, principal					$ 738,000
Debt instrument, periodic payment, accrued interest					37,500
Debt instrument, periodic payment					$ 775,500
Subsequent Event [Member] | Equity Financing Agreement [Member]
Subsequent Event [Line Items]
Sale of stock, description		the Company entered into a new Equity Financing Agreement whereby another investor shall invest up to $30,000,000 over the course of twenty four (24) month at a purchase price of eighty percent (80%) of the lowest trade price in the 9 day preceding period. If the average Closing Price for the Common Stock during the three (3) trading days preceding a purchase is equal to or greater than one cent ($.01) per share, the applicable purchase price shall equal eighty five percent (85%) of the lowest trade price in the 9 day preceding period. Following an up-list to the NASDAQ or an equivalent national exchange by the Company, the purchase price shall equal ninety percent (90%) of the lowest Volume Weighted Average Price (“VWAP”) for the Common Stock during the 9 day preceding period subject to a floor of $2.00 per share, below which the Company shall not be required to sell shares.	the Company entered into an Equity Financing Agreement whereby an investor shall invest up to $30,000,000 over the course of twenty four (24) month at a purchase price of eighty percent (80%) of the lowest trade price in the 9 day preceding period. If the average Closing Price for the Common Stock during the three (3) trading days preceding a purchase is equal to or greater than one cent ($.01) per share, the applicable purchase price shall equal eighty five percent (85%) of the lowest trade price in the 9 day preceding period. Following an up-list to the NASDAQ or an equivalent national exchange by the Company, the purchase price shall equal ninety percent (90%) of the lowest Volume Weighted Average Price (“VWAP”) for the Common Stock during the 9 day preceding period subject to a floor of $2.00 per share, below which the Company shall not be required to sell shares.
Subsequent Event [Member] | Amended Equity Financing Agreement [Member]
Subsequent Event [Line Items]
Subsequent event, description				the Company entered into an Amended Equity Financing Agreement whereby an investor shall invest up to $30,000,000 over the course of twenty four (24) month at a purchase price of eighty percent (80%) of the lowest trade price in the 9 day preceding period. If the average Closing Price for the Common Stock during the three (3) trading days preceding a purchase is equal to or greater than one cent ($.01) per share, the applicable purchase price shall equal eighty five percent (85%) of the lowest trade price in the 9 day preceding period. Following an up-list to the NASDAQ or an equivalent national exchange by the Company, the purchase price shall equal ninety percent (90%) of the lowest Volume Weighted Average Price (“VWAP”) for the Common Stock during the 9 day preceding period subject to a floor of $2.00 per share, below which the Company shall not be required to sell shares.